Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 32,080	$ 7,726	$ 8,021
Marketable securities			11,012
Contract receivables		108	124
Accrued interest receivable		9	100
Prepaid expenses	33	147	234
Total current assets	32,113	7,990	19,491
Property and equipment, net	9	84	203
Other assets	42	42	93
Total assets	32,164	8,116	19,787
Current liabilities:
Accounts payable	1,039	657	1,608
Accrued liabilities	1,204	894	1,185
Convertible notes		13,737
Accrued interest payable		2,566
Equipment loans			12
Total current liabilities	2,243	17,854	2,805
Convertible notes	4,374		13,747
Accrued interest payable			1,785
Long term warrant liability	5,310
Deferred rent	131	132	214
Total Liabilities	12,058	17,986	18,551
Commitments and contingencies (Note 8)
Redeemable convertible preferred stock, $0.0001 par value: 55,258,608 shares authorized; 661,059 shares issued and outstanding; aggregate liquidation preference $256,750, and $244,107 as of December 31, 2012 and 2011, respectively; no shares authorized, issued or outstanding at September 30, 2013		318,697	306,053
Stockholders' (deficit) equity:
Preferred stock, $0.0001 par value; no shares authorized at December 31, 2012 and 2011; 10,000,000 shares authorized at September 30, 2013; no shares issued and outstanding
Common stock, $0.0001 par value: 100,000,000 shares authorized; 5,792, 5,773 and 8,790,764 shares issued and outstanding as of December 31, 2012 and 2011, and September 30, 2013 (unaudited), respectively	1
Additional paid-in capital	365,033	913	762
Accumulated other comprehensive income			2
Accumulated deficit	(344,928)	(329,480)	(305,581)
Total stockholders' (deficit) equity	20,106	(328,567)	(304,817)
Total liabilities and redeemable convertible preferred stock and stockholders' (deficit) equity	$ 32,164	$ 8,116	$ 19,787